EQUITY (Details)	12 Months Ended
Dec. 31, 2022 shares
Equity
Ordinary shares held by public stockholderss	3,915,956
Ordinary shares held by public stockholders Percentage	8.70%
Ordinary shares issued to the sponsor and its permitted transferees	3,421,000
Ordinary shares issued to the sponsor and its permitted transferees Percentage	7.60%
Ordinary shares issued to forward purchasers and permitted transferees	6,074,000
Ordinary shares issued to forward purchasers and permitted transferees Percentage	13.50%
Ordinary shares issued to the subscribers and their permitted transferees	1,711,000
Ordinary shares issued to the subscribers and their permitted transferees Percentage	3.80%
Ordinary shares held by Codere Newco	30,000,000
Ordinary shares held by Codere Newco Percentage	66.50%
Ordinary shares outstanding	45,121,956
Ordinary shares outstanding Percentage	100.00%